SUMMARY OF CONSOLIDATED SUBSIDIARIES (Details) (Parenthetical) - WKL Guanzhe Green Technology Guangzhou Co Ltd (China) [Member]	Aug. 14, 2024
Minimum [Member]
Equity Method Investment, Ownership Percentage	55.00%
Maximum [Member]
Equity Method Investment, Ownership Percentage	62.50%